Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease
Schedule of Right-of-use assets

Office space
Opening balance - January 1, 2022	$—
Additions to right-of-use assets	301
Depreciation	(40)
Ending balance - December 31, 2022	$261

Schedule of Lease liabilities

Lease Liabilities
Opening balance - January 1, 2022	$—
Additions to lease liability	242
Lease interest	10
Lease repayment	(34)
Ending balance - December 31, 2022	$218

Schedule of amount recognized in profit or loss

	December 31,	December 31,
	2022	2021
Interest on lease liabilities	$10	$—
Expense relating to variable lease payments	42	—
Expenses relating to short-term leases	15	110
Expenses relating to leases of low-value assets	7	7
	$74	$117